BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2013
Leasehold Land Improvement [Member]
Property, Plant and Equipment, Useful Life	46 years 6 months
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	10 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	20 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	5 years